D. Investments	12 Months Ended
Sep. 30, 2012
Schedule of Investments [Abstract]
D. Investments

Investment in CPEC LLC

The Company uses the equity method to account for its 35.0% ownership interest in CPEC. CPEC had $91,000 of net assets at each of September 30, 2012 and 2011. Aeolus’ share of CPEC’s net assets is included in other assets and the Company has no operations or activities unrelated to the out licensing of bucindolol.